Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	VOLTA INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On September 21, 2021, Volta Inc. (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-259676) (the “Initial Registration Statement”), originally declared effective by the SEC on September 29, 2021 and amended pursuant to that certain Post-Effective Amendment No. 1 to the Initial Registration Statement (the “Post-Effective Amendment No. 1”), filed on May 23, 2022 and that certain Post-Effective Amendment No. 2 (“Post-Effective Amendment No. 2” and, collectively with the Initial Registration Statement and Post-Effective Amendment No. 1, the “Registration Statement”) to the Initial Registration Statement filed on June 6, 2022. The Registration Statement initially registered for resale certain securities belonging to the selling securityholders named therein, consisting of up to (A) 116,019,569 shares of our Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), which consists of up to (i) 30,000,000 shares of Class A Common Stock issued in a private placement pursuant to subscription agreements entered into on February 7, 2021; (ii) 9,887,185 shares of Class A Common Stock that were issued by us upon conversion of our Class B common stock, par value $0.0001 per share held by certain stockholders; (iii) 8,625,000 shares of Class A Common Stock originally issued in a private placement to Tortoise Sponsor II LLC (the “Sponsor”) in connection with the initial public offering (the “IPO”) of Tortoise Acquisition Corp. II, our predecessor company (“Tortoise Corp II”), and subsequently distributed to the equity holders of the Sponsor; (iv) 5,933,333 shares of Class A Common Stock that are issuable by us upon the exercise of 5,933,333 warrants (the “Private Warrants”) originally issued in a private placement to TortoiseEcofin Borrower LLC in connection with the IPO at an exercise price of $11.50 per share of Class A Common Stock; (v) 8,621,715 shares of Class A Common Stock that are issuable by us upon the exercise of 8,621,715 warrants originally issued in connection with the IPO at an exercise price of $11.50 per share of Class A Stock that were previously registered; (vi) 9,974,063 shares of Class A Common Stock that are issuable by us upon the exercise of 9,974,063 warrants that resulted from the automatic conversion at the closing of our business combination (the “Closing”) of each warrant of Volta Industries, Inc. outstanding immediately prior to the Closing into a warrant to purchase a number of shares of Class A Common Stock held by certain of our officers, directors and greater than 5% stockholders and their affiliated entities; (vii) 42,978,273 shares of Class A Common Stock issued upon consummation of our business combination pursuant to the Business Combination Agreement and Plan of Reorganization, dated as of February 7, 2021, and held by certain of our officers, directors and greater than 5% stockholders and their affiliated entities; and (B) up to 5,933,333 Private Warrants.This Post-Effective Amendment No. 3 to Form S-1 on Form S-3 (this “Post-Effective Amendment No. 3”) is being filed by the Company to (i) convert the registration statement on Form S-1 into a registration statement on Form S-3 and (ii) to update certain information regarding the securities being offered pursuant to the prospectus contained herein. This Post-Effective Amendment No. 3 does not register any additional securities and relates solely to securities registered previously. All applicable registration fees were paid at the time of the original filing of the Initial Registration Statement.
Entity Central Index Key	0001819584
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2022
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE